ANGEL OAK MORTGAGE TRUST 2020-3 ABS-15G

Exhibit 99.7

Exception Grades - REP-5164
Run Date - 2/23/2020 6:46:00 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial Loan Grade	Fitch Overall Final Loan Grade	Fitch Credit Initial Loan Grade	Fitch Credit Final Loan Grade	Fitch Compliance Initial Loan Grade	Fitch Compliance Final Loan Grade	Fitch Property Initial Loan Grade	Fitch Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable?	Alternate Loan ID	15e Category
900000755						Credit	AUS	Guideline Issue	Guideline Requirement: Total debt ratio discrepancy.	43.10% DTI > 43% max. The lender approved a guideline exception.						2		FL	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH		D	B	D	B	D	A	A	A	Non-QM	Non-QM			Borrower and Mortgage Eligibility
900000755						Compliance	Compliance	Federal	Federal HPML Compliant							1		FL	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH		D	B	D	B	D	A	A	A	Non-QM	Non-QM			Compliance
900000755						Credit			Missing IRS Tax Transcript	Missing (REDACTED) transcripts as required guidelines. Lender granted a guideline exception.			- Review of guidelines and documentation indicates documentation required was in file and (REDACTED) transcript was not a requirement			1		FL	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH		D	B	D	B	D	A	A	A	Non-QM	Non-QM
900000755						Compliance	Compliance	Federal	Federal LO Compensation Steering				Received Attestation letter			1		FL	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH		D	B	D	B	D	A	A	A	Non-QM	Non-QM			Missing Disclosure
900000755						Compliance	Guideline	Guideline Issue	Guideline Issue: Refinance seasoning requirements not met	No evidence mortgage sent for recoding; file lacks final title, closing instructions or other evidence of mortgage being recorded.		- 8.53 year employment for primary borrower.	- Received copy of recorded mortgage			1		FL	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH		D	B	D	B	D	A	A	A	Non-QM	Non-QM			Credit
900017814						Credit	Credit	Miscellaneous	Credit Exception:	Missing Underwriting Approval			6/5/15 Received Underwriting Approval			1		FL	Investment	Purchase		D	A	D	A	A	A	A	A	N/A				Credit